Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements		$ 398,464	$ 396,123
Capital Levels Maintained		846,543	1,712,784
Excess Net Capital		$ 448,079	$ 1,316,661
Percent of Requirement Maintained		212.00%	432.00%
I Win Securities Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements		$ 385,610	$ 383,345
Capital Levels Maintained		788,187	1,640,332
Excess Net Capital		$ 402,577	$ 1,256,987
Percent of Requirement Maintained		204.00%	428.00%
I Win Asset Management Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	[1]	$ 12,854	$ 12,778
Capital Levels Maintained	[1]	58,356	72,452
Excess Net Capital	[1]	$ 45,502	$ 59,674
Percent of Requirement Maintained	[1]	454.00%	567.00%

[1]	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2025 and 2024, reflects the position as submitted in its regulatory return as of December 2024 and 2023, respectively.